23. Other Operating Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Schedule of Other Operating Cost and Expense
	2014	2013

BOLI income	$ 410	$ 445
Sale of Fixed Assets	$ 6	$ 382
Other Contracted Services	$ 614	$ 615
Bank Franchise Taxes	$ 260	$ 300
FDIC Insurance Costs	$ 1,203	$ 1,320
Software Licensing / Maintenance	$ 642	$ 656
Postage and Freight	$ 293	$ 342
Legal	$ 336	$ 389
Other Loan Expense	$ 332	$ 173